Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Financial assets
Trade receivables	R 703	R 610
Interest and other receivables	88	7
Employee receivables	13	10
Non-financial assets
Prepayments	79	67
Value added tax and general sales tax	425	281
Income and mining taxes	0	89
Total trade and other receivables	1,308	1,064
Loss allowance
Financial assets
Trade receivables	(135)	(68)
Trade receivables (metals) | Gross
Financial assets
Trade receivables	623	448
Other trade receivables | Gross
Financial assets
Trade receivables	R 215	R 230